N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 27, 2026
Amendment Flag	false
C000068094 [Member] | C000008599 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	119.00%
C000068094 [Member] | C000011524 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	91.00%
C000068094 [Member] | C000008627 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	106.00%
C000068094 [Member] | C000008631 [Member]
Variable Option [Line Items]
Current Expenses [Percent]	76.00%